Schedule of Investments(a)
Invesco S&P 500® Pure Growth ETF (RPG)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-8.31%
Alphabet, Inc., Class A(b)	10,769	$19,678,840
Alphabet, Inc., Class C(b)	10,374	19,043,967
Charter Communications, Inc., Class A(b)	46,882	28,483,628
Facebook, Inc., Class A(b)	146,948	37,961,077
Netflix, Inc.(b)	96,706	51,485,307
Take-Two Interactive Software, Inc.(b)	213,437	42,783,446
Twitter, Inc.(b)	502,892	25,411,133
		224,847,398
Consumer Discretionary-16.23%
Amazon.com, Inc.(b)	17,801	57,073,566
Chipotle Mexican Grill, Inc.(b)	24,305	35,971,400
Dollar General Corp.	164,385	31,990,965
Domino’s Pizza, Inc.	103,132	38,237,220
eBay, Inc.	674,653	38,124,641
Etsy, Inc.(b)	390,461	77,736,881
Pool Corp.	112,330	39,785,039
Tesla, Inc.(b)	101,548	80,581,384
Tractor Supply Co.	278,132	39,422,430
		438,923,526
Consumer Staples-1.07%
Monster Beverage Corp.(b)	332,790	28,896,156
Financials-5.53%
MarketAxess Holdings, Inc.	63,209	34,180,899
MSCI, Inc.	88,600	35,023,580
S&P Global, Inc.	64,857	20,559,669
SVB Financial Group(b)	136,452	59,735,956
		149,500,104
Health Care-21.21%
ABIOMED, Inc.(b)	127,287	44,327,698
Align Technology, Inc.(b)	113,066	59,402,615
Bio-Rad Laboratories, Inc., Class A(b)	73,526	42,187,013
Catalent, Inc.(b)	392,655	45,174,958
DaVita, Inc.(b)	418,366	49,103,618
DexCom, Inc.(b)	125,106	46,895,984
IDEXX Laboratories, Inc.(b)	97,349	46,599,019
Mettler-Toledo International, Inc.(b)	22,675	26,486,668
PerkinElmer, Inc.	218,763	32,173,474
Regeneron Pharmaceuticals, Inc.(b)	83,161	41,899,838
ResMed, Inc.	129,481	26,099,485
Thermo Fisher Scientific, Inc.	69,423	35,384,903
Vertex Pharmaceuticals, Inc.(b)	136,961	31,375,026
West Pharmaceutical Services, Inc.	155,210	46,483,843
		573,594,142
	Shares	Value
Industrials-5.37%
Copart, Inc.(b)	229,101	$25,143,835
Old Dominion Freight Line, Inc.	147,133	28,543,802
Rollins, Inc.	806,884	29,063,962
United Rentals, Inc.(b)	169,077	41,087,402
Verisk Analytics, Inc.	116,419	21,362,886
		145,201,887
Information Technology-39.58%
Adobe, Inc.(b)	97,392	44,680,528
Advanced Micro Devices, Inc.(b)	530,205	45,406,756
ANSYS, Inc.(b)	78,311	27,751,069
Apple, Inc.	359,507	47,440,544
Applied Materials, Inc.	306,297	29,612,794
Arista Networks, Inc.(b)	96,664	29,729,980
Autodesk, Inc.(b)	171,469	47,570,645
Cadence Design Systems, Inc.(b)	303,339	39,552,372
Enphase Energy, Inc.(b)	342,150	62,391,052
Fortinet, Inc.(b)	268,804	38,909,379
Intuit, Inc.	77,331	27,934,277
KLA Corp.	163,850	45,889,470
Lam Research Corp.	79,167	38,312,870
Microsoft Corp.	157,536	36,542,051
NVIDIA Corp.	106,620	55,398,686
Paycom Software, Inc.(b)	106,453	40,424,462
PayPal Holdings, Inc.(b)	288,436	67,583,439
Qorvo, Inc.(b)	183,040	31,277,875
QUALCOMM, Inc.	264,865	41,393,102
salesforce.com, inc.(b)	188,122	42,432,798
ServiceNow, Inc.(b)	113,764	61,792,054
Synopsys, Inc.(b)	145,189	37,088,530
Teradyne, Inc.	495,106	56,184,629
Trimble, Inc.(b)	433,658	28,582,399
Tyler Technologies, Inc.(b)	54,321	22,966,376
Xilinx, Inc.	180,167	23,524,405
		1,070,372,542
Materials-2.74%
Albemarle Corp.	259,147	42,152,851
FMC Corp.	294,980	31,943,384
		74,096,235
TOTAL INVESTMENTS IN SECURITIES-100.04% (Cost $2,195,385,643)		2,705,431,990
OTHER ASSETS LESS LIABILITIES-(0.04)%		(1,042,900)
NET ASSETS-100.00%		$2,704,389,090
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Growth ETF (RPG)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,104,976	$(6,104,976)	$-	$-	$-	$27
Invesco Premier U.S. Government Money Portfolio, Institutional Class	199,850	7,007,829	(7,207,679)	-	-	-	133
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	523	(523)	-	-	-	-
Total	$199,850	$13,113,328	$(13,313,178)	$-	$-	$-	$160
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Pure Value ETF (RPV)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Communication Services-6.48%
AT&T, Inc.	306,041	$8,761,954
Discovery, Inc., Class A(b)(c)	89,000	3,686,380
Discovery, Inc., Class C(b)	171,723	6,015,457
DISH Network Corp., Class A(b)	208,890	6,061,988
Fox Corp., Class A	162,345	5,061,917
Fox Corp., Class B	74,832	2,236,728
Interpublic Group of Cos., Inc. (The)	172,172	4,144,180
Lumen Technologies, Inc.	2,071,409	25,644,043
News Corp., Class A	173,151	3,359,129
News Corp., Class B	53,873	1,017,122
ViacomCBS, Inc., Class B	270,005	13,095,243
		79,084,141
Consumer Discretionary-8.87%
Advance Auto Parts, Inc.	27,857	4,154,593
BorgWarner, Inc.	169,856	7,132,253
CarMax, Inc.(b)	51,995	6,123,971
Ford Motor Co.	2,066,952	21,765,005
Gap, Inc. (The)	174,621	3,536,075
General Motors Co.	317,843	16,108,283
Hanesbrands, Inc.	416,712	6,371,527
Lennar Corp., Class A	133,823	11,127,383
LKQ Corp.(b)	187,649	6,584,603
Mohawk Industries, Inc.(b)	87,502	12,565,287
PVH Corp.	60,117	5,125,575
Whirlpool Corp.	41,351	7,653,657
		108,248,212
Consumer Staples-8.53%
Archer-Daniels-Midland Co.	336,717	16,839,217
JM Smucker Co. (The)	49,350	5,744,834
Kraft Heinz Co. (The)	323,613	10,844,272
Kroger Co. (The)	501,477	17,300,957
Molson Coors Beverage Co., Class B	329,058	16,505,549
Tyson Foods, Inc., Class A	205,910	13,242,072
Walgreens Boots Alliance, Inc.	395,021	19,849,805
Walmart, Inc.	27,188	3,819,642
		104,146,348
Energy-9.22%
Chevron Corp.	49,838	4,246,198
EOG Resources, Inc.	71,632	3,650,367
Exxon Mobil Corp.	327,774	14,697,386
HollyFrontier Corp.	771,032	21,943,571
Kinder Morgan, Inc.	458,744	6,459,115
Marathon Oil Corp.	867,377	6,279,809
Marathon Petroleum Corp.	202,418	8,736,361
Phillips 66	215,764	14,628,799
Pioneer Natural Resources Co.	37,308	4,510,537
TechnipFMC PLC (United Kingdom)	846,643	9,050,614
Valero Energy Corp.	325,746	18,381,847
		112,584,604
Financials-40.23%
Aflac, Inc.	264,819	11,964,522
Allstate Corp. (The)	126,846	13,595,354
American International Group, Inc.	312,747	11,709,248
Assurant, Inc.	87,907	11,908,761
Bank of America Corp.	298,961	8,864,194
Bank of New York Mellon Corp. (The)	292,804	11,662,383
Berkshire Hathaway, Inc., Class B(b)	115,287	26,270,449
Capital One Financial Corp.	118,939	12,400,580
Chubb Ltd.	45,861	6,680,572
	Shares	Value
Financials-(continued)
Cincinnati Financial Corp.	91,690	$7,710,212
Citigroup, Inc.	227,586	13,197,712
Citizens Financial Group, Inc.	338,746	12,343,904
Comerica, Inc.	191,464	10,951,741
Everest Re Group Ltd.	57,465	12,129,712
Fifth Third Bancorp	397,236	11,492,037
Franklin Resources, Inc.	375,412	9,869,581
Globe Life, Inc.	80,685	7,293,117
Goldman Sachs Group, Inc. (The)	39,364	10,674,336
Hartford Financial Services Group, Inc. (The)	346,293	16,628,990
Huntington Bancshares, Inc.	513,469	6,790,628
Invesco Ltd., (Acquired 12/19/2018 - 01/22/2021; Cost $14,537,875)(d)(e)	853,542	17,574,430
JPMorgan Chase & Co.	34,068	4,383,530
KeyCorp	592,852	9,995,485
Lincoln National Corp.	426,484	19,400,757
Loews Corp.	281,534	12,750,675
M&T Bank Corp.	70,661	9,360,463
MetLife, Inc.	422,850	20,360,228
Morgan Stanley	120,696	8,092,667
People’s United Financial, Inc.	946,878	12,934,353
PNC Financial Services Group, Inc. (The)	40,636	5,832,079
Principal Financial Group, Inc.	314,187	15,479,994
Prudential Financial, Inc.	256,471	20,076,550
Raymond James Financial, Inc.	55,624	5,558,506
Regions Financial Corp.	591,995	10,069,835
State Street Corp.	124,515	8,716,050
Synchrony Financial	132,517	4,459,197
Travelers Cos., Inc. (The)	79,394	10,821,402
Truist Financial Corp.	172,092	8,256,974
U.S. Bancorp	107,521	4,607,275
Unum Group	1,109,973	25,784,673
Wells Fargo & Co.	400,906	11,979,071
Zions Bancorporation N.A.	238,017	10,506,070
		491,138,297
Health Care-10.20%
AmerisourceBergen Corp.	45,209	4,710,778
Anthem, Inc.	28,219	8,380,479
Cardinal Health, Inc.	198,665	10,674,270
Centene Corp.(b)	298,355	17,990,807
Cigna Corp.	68,724	14,916,544
CVS Health Corp.	275,352	19,728,971
Henry Schein, Inc.(b)	70,463	4,639,989
McKesson Corp.	72,084	12,576,495
Perrigo Co. PLC	167,640	7,158,228
Universal Health Services, Inc., Class B	56,497	7,044,046
Viatris, Inc.(b)	981,273	16,671,828
		124,492,435
Industrials-3.13%
General Dynamics Corp.	27,881	4,089,585
General Electric Co.	356,424	3,806,608
Howmet Aerospace, Inc.	238,487	5,862,010
Huntington Ingalls Industries, Inc.	40,689	6,401,600
Raytheon Technologies Corp.	83,505	5,572,289
Textron, Inc.	152,862	6,918,534
Wabtec Corp.	74,388	5,520,334
		38,170,960
Information Technology-5.23%
DXC Technology Co.	171,069	4,824,146
Hewlett Packard Enterprise Co.	1,452,732	17,926,713
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
HP, Inc.	294,983	$7,179,886
Juniper Networks, Inc.	254,821	6,222,729
Western Digital Corp.	171,774	9,693,207
Xerox Holdings Corp.	856,948	18,021,616
		63,868,297
Materials-3.21%
Corteva, Inc.	163,320	6,509,935
International Paper Co.	88,820	4,468,534
Mosaic Co. (The)	346,671	8,999,579
Nucor Corp.	154,281	7,518,113
Westrock Co.	283,182	11,732,231
		39,228,392
Real Estate-1.79%
CBRE Group, Inc., Class A(b)	80,231	4,892,486
Kimco Realty Corp.	441,333	7,286,408
SL Green Realty Corp.	142,688	9,628,586
		21,807,480
Utilities-2.94%
Consolidated Edison, Inc.	78,152	5,531,599
Edison International	61,552	3,579,864
Evergy, Inc.	87,442	4,698,259
Exelon Corp.	226,854	9,428,052
FirstEnergy Corp.	144,673	4,450,142
Pinnacle West Capital Corp.	54,956	4,135,439
PPL Corp.	147,432	4,079,443
		35,902,798
Total Common Stocks & Other Equity Interests (Cost $1,207,321,671)		1,218,671,964
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(f) (Cost $750,853)	750,853	$750,853
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $1,208,072,524)		1,219,422,817
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.30%
Invesco Private Government Fund, 0.01%(d)(f)(g)	1,446,709	1,446,709
Invesco Private Prime Fund, 0.11%(d)(f)(g)	2,169,196	2,170,064
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,616,773)		3,616,773
TOTAL INVESTMENTS IN SECURITIES-100.19% (Cost $1,211,689,297)		1,223,039,590
OTHER ASSETS LESS LIABILITIES-(0.19)%		(2,333,846)
NET ASSETS-100.00%		$1,220,705,744

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Invesco Ltd.	$4,553,403	$8,902,382	$(4,047,391)	$7,797,464	$368,572	$17,574,430	$285,797
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	10,483,599	(9,732,746)	-	-	750,853	73
Invesco Premier U.S. Government Money Portfolio, Institutional Class	129,990	7,674,354	(7,804,344)	-	-	-	118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,332,789	38,653,681	(41,539,761)	-	-	1,446,709	1,021*
Invesco Private Prime Fund	-	24,946,282	(22,776,732)	-	514	2,170,064	1,787*
Total	$9,016,182	$90,660,298	$(85,900,974)	$7,797,464	$369,086	$21,942,056	$288,796

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Pure Value ETF (RPV)—(continued)
January 31, 2021
(Unaudited)
(e)	Restricted security. The value of this security at period end represented 1.44% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Top 50 ETF (XLG)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-17.38%
Alphabet, Inc., Class A(b)	30,291	$55,352,562
Alphabet, Inc., Class C(b)	29,247	53,689,888
AT&T, Inc.	717,278	20,535,669
Comcast Corp., Class A	459,541	22,779,447
Facebook, Inc., Class A(b)	242,214	62,571,143
Netflix, Inc.(b)	44,469	23,674,851
Verizon Communications, Inc.	416,527	22,804,853
Walt Disney Co. (The)(b)	182,241	30,647,469
		292,055,882
Consumer Discretionary-11.88%
Amazon.com, Inc.(b)	42,970	137,770,414
Home Depot, Inc. (The)	108,467	29,375,033
McDonald’s Corp.	75,009	15,589,871
NIKE, Inc., Class B	126,302	16,872,684
		199,608,002
Consumer Staples-6.99%
Coca-Cola Co. (The)	389,312	18,745,373
Costco Wholesale Corp.	44,409	15,651,064
PepsiCo, Inc.	139,091	18,995,658
Philip Morris International, Inc.	156,759	12,485,854
Procter & Gamble Co. (The)	249,581	31,998,780
Walmart, Inc.	139,550	19,605,379
		117,482,108
Energy-2.12%
Chevron Corp.	193,760	16,508,352
Exxon Mobil Corp.	425,585	19,083,231
		35,591,583
Financials-7.08%
Bank of America Corp.	766,257	22,719,520
Berkshire Hathaway, Inc., Class B(b)	196,093	44,683,712
Citigroup, Inc.	209,568	12,152,848
JPMorgan Chase & Co.	307,075	39,511,340
		119,067,420
Health Care-14.00%
Abbott Laboratories	178,407	22,049,321
	Shares	Value
Health Care-(continued)
AbbVie, Inc.	177,696	$18,210,286
Amgen, Inc.	58,594	14,146,349
Bristol-Myers Squibb Co.	227,443	13,971,824
Eli Lilly and Co.	79,911	16,619,091
Johnson & Johnson	265,250	43,270,233
Medtronic PLC	135,494	15,084,547
Merck & Co., Inc.	254,670	19,627,417
Pfizer, Inc.	559,489	20,085,655
Thermo Fisher Scientific, Inc.	39,899	20,336,520
UnitedHealth Group, Inc.	95,595	31,888,580
		235,289,823
Industrials-0.80%
Union Pacific Corp.	67,836	13,395,575
Information Technology-38.74%
Accenture PLC, Class A	63,761	15,425,061
Adobe, Inc.(b)	48,295	22,156,297
Apple, Inc.	1,610,266	212,490,701
Broadcom, Inc.	40,707	18,338,504
Cisco Systems, Inc.	425,323	18,960,899
Intel Corp.	412,489	22,897,264
International Business Machines Corp.	89,695	10,683,571
Mastercard, Inc., Class A	88,557	28,009,694
Microsoft Corp.	761,794	176,705,736
NVIDIA Corp.	62,307	32,374,094
Oracle Corp.	190,927	11,537,719
PayPal Holdings, Inc.(b)	117,934	27,633,116
salesforce.com, inc.(b)	92,106	20,775,429
Visa, Inc., Class A	170,830	33,012,898
		651,000,983
Utilities-0.95%
NextEra Energy, Inc.	197,202	15,947,726
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $1,175,371,030)		1,679,439,102
OTHER ASSETS LESS LIABILITIES-0.06%		1,085,744
NET ASSETS-100.00%		$1,680,524,846
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$13,190,013	$(13,190,013)	$-	$-	$-	$62
Invesco Premier U.S. Government Money Portfolio, Institutional Class	314,493	11,550,351	(11,864,844)	-	-	-	184
Total	$314,493	$24,740,364	$(25,054,857)	$-	$-	$-	$246
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Growth ETF (RFG)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Communication Services-1.19%
Cable One, Inc.	1,557	$3,114,000
New York Times Co. (The), Class A	29,397	1,457,797
		4,571,797
Consumer Discretionary-21.31%
Churchill Downs, Inc.	25,372	4,755,981
Deckers Outdoor Corp.(b)	15,247	4,451,819
Five Below, Inc.(b)	21,994	3,865,006
Fox Factory Holding Corp.(b)	46,899	5,610,996
Grubhub, Inc.(b)	82,781	6,230,926
Helen of Troy Ltd.(b)	16,762	4,094,119
Jack in the Box, Inc.	16,480	1,551,427
Lithia Motors, Inc., Class A	20,411	6,504,577
Mattel, Inc.(b)	105,827	1,917,585
Ollie’s Bargain Outlet Holdings, Inc.(b)	61,441	5,820,306
RH(b)	17,044	8,102,036
Tempur Sealy International, Inc.(b)	84,234	2,223,778
Texas Roadhouse, Inc.	22,351	1,703,370
TopBuild Corp.(b)	34,420	6,882,279
Williams-Sonoma, Inc.	41,998	5,414,382
Wingstop, Inc.	48,721	7,310,586
YETI Holdings, Inc.(b)	88,924	5,852,978
		82,292,151
Consumer Staples-3.32%
Boston Beer Co., Inc. (The), Class A(b)	8,282	7,593,683
Darling Ingredients, Inc.(b)	84,334	5,229,551
		12,823,234
Energy-1.70%
Antero Midstream Corp.	520,471	4,215,815
CNX Resources Corp.(b)	184,804	2,341,467
		6,557,282
Financials-7.99%
Brighthouse Financial, Inc.(b)	195,596	6,916,275
Brown & Brown, Inc.	59,942	2,582,901
Eaton Vance Corp.	30,175	2,025,949
FactSet Research Systems, Inc.	6,325	1,912,301
Interactive Brokers Group, Inc., Class A	35,724	2,185,952
Kinsale Capital Group, Inc.	35,795	6,713,710
Primerica, Inc.	18,475	2,573,752
SLM Corp.	429,356	5,959,461
		30,870,301
Health Care-26.91%
Amedisys, Inc.(b)	16,469	4,731,708
Arrowhead Pharmaceuticals, Inc.(b)	38,441	2,966,492
Avanos Medical, Inc.(b)	116,340	5,270,202
Bio-Techne Corp.	10,104	3,282,891
Charles River Laboratories International, Inc.(b)	20,873	5,407,151
Chemed Corp.	3,833	1,985,111
Emergent BioSolutions, Inc.(b)	71,868	7,679,096
Exelixis, Inc.(b)	216,571	4,810,042
Halozyme Therapeutics, Inc.(b)	125,553	5,975,067
HealthEquity, Inc.(b)	59,895	5,004,227
Jazz Pharmaceuticals PLC(b)	13,295	2,067,372
LHC Group, Inc.(b)	13,420	2,673,532
Masimo Corp.(b)	15,731	4,025,878
Medpace Holdings, Inc.(b)	48,808	6,481,214
Penumbra, Inc.(b)(c)	18,463	4,820,505
PRA Health Sciences, Inc.(b)	23,280	2,869,027
Quidel Corp.(b)	43,479	10,911,925
	Shares	Value
Health Care-(continued)
Repligen Corp.(b)	42,929	$8,585,800
STAAR Surgical Co.(b)	85,688	8,789,875
Syneos Health, Inc.(b)	75,154	5,587,700
		103,924,815
Industrials-16.43%
ASGN, Inc.(b)	41,467	3,438,029
Axon Enterprise, Inc.(b)	49,720	8,162,035
CoreLogic, Inc.	53,113	3,998,878
FTI Consulting, Inc.(b)	23,878	2,625,864
Generac Holdings, Inc.(b)	30,734	7,573,472
Graco, Inc.	31,409	2,165,336
Insperity, Inc.	30,184	2,369,142
Knight-Swift Transportation Holdings, Inc.	103,729	4,149,160
Lincoln Electric Holdings, Inc.	14,310	1,638,495
Mercury Systems, Inc.(b)	31,302	2,224,320
Simpson Manufacturing Co., Inc.	29,739	2,735,988
Sunrun, Inc.(b)	107,986	7,480,190
Tetra Tech, Inc.	20,861	2,536,072
Timken Co. (The)	42,130	3,187,556
Toro Co. (The)	22,300	2,101,775
Trex Co., Inc.(b)	77,101	7,075,559
		63,461,871
Information Technology-19.02%
Brooks Automation, Inc.	92,333	6,995,148
CMC Materials, Inc.	28,417	4,186,108
Cognex Corp.	27,575	2,264,735
Fair Isaac Corp.(b)	7,028	3,163,373
First Solar, Inc.(b)	53,386	5,293,222
II-VI, Inc.(b)	103,726	8,720,245
Lumentum Holdings, Inc.(b)	33,515	3,143,707
MKS Instruments, Inc.	11,947	1,888,462
Monolithic Power Systems, Inc.	23,484	8,343,630
Paylocity Holding Corp.(b)	33,304	6,243,168
PTC, Inc.(b)	25,973	3,452,072
Qualys, Inc.(b)	30,683	4,248,675
SailPoint Technologies Holding, Inc.(b)	96,100	5,315,291
SolarEdge Technologies, Inc.(b)	28,483	8,212,503
Universal Display Corp.	8,537	1,970,510
		73,440,849
Materials-2.18%
Scotts Miracle-Gro Co. (The)	38,049	8,424,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $308,591,550)		386,366,729
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.54%
Invesco Private Government Fund, 0.01%(d)(e)(f)	835,299	835,299
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,252,447	1,252,948
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,088,247)		2,088,247
TOTAL INVESTMENTS IN SECURITIES-100.59% (Cost $310,679,797)		388,454,976
OTHER ASSETS LESS LIABILITIES-(0.59)%		(2,277,669)
NET ASSETS-100.00%		$386,177,307
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Growth ETF (RFG)—(continued)
January 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,037,852	$(6,037,852)	$-	$-	$-	$23
Invesco Premier U.S. Government Money Portfolio, Institutional Class	80,787	5,697,978	(5,778,765)	-	-	-	32
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,552,242	62,143,888	(72,860,831)	-	-	835,299	1,901*
Invesco Private Prime Fund	-	33,264,492	(32,012,385)	-	841	1,252,948	2,861*
Total	$11,633,029	$107,144,210	$(116,689,833)	$-	$841	$2,088,247	$4,817

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Midcap 400® Pure Value ETF (RFV)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-2.23%
Telephone & Data Systems, Inc.	94,603	$1,773,806
Consumer Discretionary-19.85%
Adient PLC(b)	13,044	421,191
Adtalem Global Education, Inc.(b)	19,753	762,268
AutoNation, Inc.(b)	18,241	1,300,218
Dana, Inc.	58,761	1,137,613
Dick’s Sporting Goods, Inc.	14,108	945,377
Foot Locker, Inc.	23,672	1,037,307
Goodyear Tire & Rubber Co. (The)	48,927	516,180
Graham Holdings Co., Class B	2,717	1,543,555
KB Home	26,303	1,095,257
Kohl’s Corp.	32,431	1,428,910
Lear Corp.	4,300	648,268
Murphy USA, Inc.	7,167	892,793
Strategic Education, Inc.	3,378	298,514
Taylor Morrison Home Corp., Class A(b)	53,074	1,378,863
Thor Industries, Inc.	6,129	741,670
Tri Pointe Homes, Inc.(b)	63,178	1,276,196
Urban Outfitters, Inc.(b)	14,500	397,735
		15,821,915
Consumer Staples-5.80%
BJ’s Wholesale Club Holdings, Inc.(b)	17,698	744,555
Edgewell Personal Care Co.	15,167	506,578
Ingredion, Inc.	5,536	417,802
Pilgrim’s Pride Corp.(b)	51,870	1,005,241
Sprouts Farmers Market, Inc.(b)	48,145	1,090,484
TreeHouse Foods, Inc.(b)	20,331	858,578
		4,623,238
Energy-2.09%
World Fuel Services Corp.	54,488	1,666,788
Financials-35.43%
Alleghany Corp.	1,245	705,728
American Financial Group, Inc.	5,913	556,650
Associated Banc-Corp.	53,245	955,215
BancorpSouth Bank	19,765	546,502
Bank OZK	19,618	729,005
Cathay General Bancorp	18,218	616,133
CIT Group, Inc.	8,845	326,381
CNO Financial Group, Inc.	52,571	1,115,031
East West Bancorp, Inc.	7,231	433,426
F.N.B. Corp.	86,266	850,583
First American Financial Corp.	17,055	891,806
First Horizon Corp.	51,110	709,918
Fulton Financial Corp.	55,759	747,171
Genworth Financial, Inc., Class A(b)	416,207	1,182,028
Hancock Whitney Corp.	17,667	603,151
Hanover Insurance Group, Inc. (The)	5,680	638,830
International Bancshares Corp.	14,719	556,525
Janus Henderson Group PLC (United Kingdom)	10,150	312,214
Jefferies Financial Group, Inc.	45,850	1,070,598
Kemper Corp.	9,769	687,249
Mercury General Corp.	19,469	1,032,052
MGIC Investment Corp.	51,340	601,705
Navient Corp.	107,027	1,204,589
New York Community Bancorp, Inc.	72,777	761,247
Old Republic International Corp.	55,134	997,925
Pinnacle Financial Partners, Inc.	9,481	649,733
Prosperity Bancshares, Inc.	7,493	505,328
Reinsurance Group of America, Inc.	12,733	1,337,602
	Shares	Value
Financials-(continued)
Selective Insurance Group, Inc.	5,378	$349,462
Sterling Bancorp	43,029	794,315
Synovus Financial Corp.	15,375	571,950
TCF Financial Corp.	15,147	588,612
Texas Capital Bancshares, Inc.(b)(c)	5,862	353,010
Trustmark Corp.	24,537	674,031
UMB Financial Corp.	5,120	363,366
United Bankshares, Inc.	19,352	612,684
Valley National Bancorp	70,731	722,164
Washington Federal, Inc.	25,844	676,596
Webster Financial Corp.	9,872	461,516
Wintrust Financial Corp.	12,469	750,509
		28,242,540
Health Care-0.86%
Tenet Healthcare Corp.(b)	14,508	685,793
Industrials-9.95%
AECOM(b)	9,367	469,287
Colfax Corp.(b)	8,999	334,043
Dycom Industries, Inc.(b)	6,678	541,853
EMCOR Group, Inc.	6,979	616,246
GATX Corp.	3,528	327,399
HNI Corp.	8,526	275,049
KAR Auction Services, Inc.	20,872	385,297
Kirby Corp.(b)	7,022	356,437
ManpowerGroup, Inc.	11,237	993,800
MasTec, Inc.(b)	8,927	688,718
Oshkosh Corp.	5,577	510,797
Ryder System, Inc.	16,029	1,003,255
Trinity Industries, Inc.	14,125	392,816
Univar Solutions, Inc.(b)	55,698	1,035,426
		7,930,423
Information Technology-10.12%
Alliance Data Systems Corp.	6,347	429,375
Arrow Electronics, Inc.(b)	13,403	1,308,535
Avnet, Inc.	50,687	1,789,758
Jabil, Inc.	20,451	846,058
KBR, Inc.	12,228	355,223
NCR Corp.(b)	19,268	642,780
NetScout Systems, Inc.(b)	23,189	677,930
SYNNEX Corp.	13,893	1,133,947
ViaSat, Inc.(b)(c)	20,231	880,858
		8,064,464
Materials-7.57%
Commercial Metals Co.	64,461	1,269,237
Domtar Corp.	49,123	1,472,216
Greif, Inc., Class A	15,015	678,077
Minerals Technologies, Inc.	6,251	385,249
O-I Glass, Inc.	61,684	779,686
Reliance Steel & Aluminum Co.	4,856	563,685
Steel Dynamics, Inc.	12,841	440,061
United States Steel Corp.(c)	25,012	444,213
		6,032,424
Real Estate-3.95%
Cousins Properties, Inc.	9,781	308,493
Jones Lang LaSalle, Inc.(b)	5,165	755,175
Macerich Co. (The)(c)	58,554	919,298
Pebblebrook Hotel Trust	20,862	383,443
See accompanying notes which are an integral part of this schedule.

Invesco S&P Midcap 400® Pure Value ETF (RFV)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Sabra Health Care REIT, Inc.	20,066	$336,908
Service Properties Trust	41,812	443,625
		3,146,942
Utilities-2.16%
ALLETE, Inc.	5,200	326,768
MDU Resources Group, Inc.	21,009	552,327
Southwest Gas Holdings, Inc.	7,850	470,686
UGI Corp.	10,261	369,293
		1,719,074
Total Common Stocks & Other Equity Interests (Cost $77,927,574)		79,707,407
Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $80,376)	80,376	80,376
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $78,007,950)		79,787,783
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.10%
Invesco Private Government Fund, 0.01%(d)(e)(f)	988,539	$988,539
Invesco Private Prime Fund, 0.11%(d)(e)(f)	1,482,216	1,482,809
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,471,348)		2,471,348
TOTAL INVESTMENTS IN SECURITIES-103.21% (Cost $80,479,298)		82,259,131
OTHER ASSETS LESS LIABILITIES-(3.21)%		(2,557,002)
NET ASSETS-100.00%		$79,702,129

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$925,290	$(844,914)	$-	$-	$80,376	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	52,152	1,716,294	(1,768,446)	-	-	-	12
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,759,341	23,528,979	(28,299,781)	-	-	988,539	748*
Invesco Private Prime Fund	-	13,445,087	(11,962,522)	-	244	1,482,809	993*
Total	$5,811,493	$39,615,650	$(42,875,663)	$-	$244	$2,551,724	$1,756

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Growth ETF (RZG)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-4.10%
Cincinnati Bell, Inc.(b)	44,788	$682,569
Glu Mobile, Inc.(b)	185,364	1,633,057
QuinStreet, Inc.(b)	33,782	715,165
TechTarget, Inc.(b)	23,555	1,759,559
Vonage Holdings Corp.(b)	54,161	675,929
		5,466,279
Consumer Discretionary-20.53%
Big Lots, Inc.	38,788	2,314,868
Century Communities, Inc.(b)	32,730	1,536,346
Crocs, Inc.(b)	17,756	1,243,275
Dine Brands Global, Inc.	9,120	627,091
Dorman Products, Inc.(b)	4,571	415,184
Hibbett Sports, Inc.(b)	28,017	1,581,560
Installed Building Products, Inc.(b)	11,509	1,207,639
iRobot Corp.(b)(c)	20,541	2,466,974
LCI Industries	3,781	489,186
LGI Homes, Inc.(b)	12,166	1,298,234
Lumber Liquidators Holdings, Inc.(b)	39,831	1,113,675
MarineMax, Inc.(b)	54,343	2,273,168
Meritage Homes Corp.(b)	11,232	901,480
Patrick Industries, Inc.	13,571	937,213
PetMed Express, Inc.(c)	17,885	683,207
Rent-A-Center, Inc.	23,198	1,004,473
Shake Shack, Inc., Class A(b)	4,358	494,284
Shutterstock, Inc.	12,707	825,828
Sleep Number Corp.(b)	15,597	1,680,421
Stamps.com, Inc.(b)	7,505	1,713,467
Tupperware Brands Corp.(b)	12,755	383,670
Vista Outdoor, Inc.(b)	74,227	2,165,202
		27,356,445
Consumer Staples-5.52%
B&G Foods, Inc.(c)	33,482	1,274,995
Celsius Holdings, Inc.(b)(c)	34,031	1,817,255
Medifast, Inc.	8,579	2,013,234
National Beverage Corp.(c)	11,711	1,774,685
WD-40 Co.	1,556	473,662
		7,353,831
Energy-3.37%
Bonanza Creek Energy, Inc.(b)	56,378	1,164,769
DMC Global, Inc.	9,169	524,192
Renewable Energy Group, Inc.(b)	31,301	2,804,570
		4,493,531
Financials-11.40%
Axos Financial, Inc.(b)	23,842	928,646
Brightsphere Investment Group, Inc.	62,560	1,146,725
eHealth, Inc.(b)	10,458	500,415
Green Dot Corp., Class A(b)	22,234	1,116,814
HCI Group, Inc.	12,998	723,079
Mr. Cooper Group, Inc.(b)	81,471	2,218,455
NMI Holdings, Inc., Class A(b)	24,249	514,321
Palomar Holdings, Inc.(b)	14,246	1,418,759
PRA Group, Inc.(b)	15,650	515,980
ServisFirst Bancshares, Inc.	14,453	593,729
StoneX Group, Inc.(b)	24,061	1,287,745
Triumph Bancorp, Inc.(b)	14,111	809,125
Trupanion, Inc.(b)	16,180	1,815,396
	Shares	Value
Financials-(continued)
Virtus Investment Partners, Inc.	4,537	$952,770
Walker & Dunlop, Inc.	7,908	650,987
		15,192,946
Health Care-23.41%
Addus HomeCare Corp.(b)	4,915	553,183
Allscripts Healthcare Solutions, Inc.(b)	37,477	618,370
BioTelemetry, Inc.(b)	11,784	842,085
Coherus Biosciences, Inc.(b)	88,930	1,671,884
Community Health Systems, Inc.(b)	161,941	1,509,290
Corcept Therapeutics, Inc.(b)	63,891	1,805,560
Cytokinetics, Inc.(b)	26,649	524,186
Ensign Group, Inc. (The)	12,502	978,657
Fulgent Genetics, Inc.(b)(c)	36,816	4,067,800
Heska Corp.(b)	2,058	344,427
HMS Holdings Corp.(b)	10,807	397,914
Innoviva, Inc.(b)	85,036	1,021,282
LeMaitre Vascular, Inc.	8,101	389,334
Luminex Corp.	17,068	479,440
Meridian Bioscience, Inc.(b)	65,509	1,447,749
Merit Medical Systems, Inc.(b)	18,242	987,804
ModivCare, Inc.(b)	5,765	914,156
NeoGenomics, Inc.(b)	23,200	1,230,064
Omnicell, Inc.(b)	4,123	485,689
Pacira BioSciences, Inc.(b)	16,101	1,063,954
Pennant Group, Inc. (The)(b)	24,455	1,314,945
R1 RCM, Inc.(b)	62,307	1,572,006
REGENXBIO, Inc.(b)	16,773	693,228
Simulations Plus, Inc.	21,684	1,716,072
Supernus Pharmaceuticals, Inc.(b)	37,148	1,091,780
Tabula Rasa HealthCare, Inc.(b)(c)	10,537	598,396
Tactile Systems Technology, Inc.(b)	7,532	410,871
Xencor, Inc.(b)	20,112	920,124
Zynex, Inc.(b)(c)	85,074	1,537,287
		31,187,537
Industrials-9.77%
AAON, Inc.	11,066	818,884
AeroVironment, Inc.(b)	10,145	1,164,342
Alamo Group, Inc.	3,993	557,383
Chart Industries, Inc.(b)	11,379	1,366,732
Comfort Systems USA, Inc.	16,992	941,867
Exponent, Inc.	6,204	512,326
Federal Signal Corp.	13,751	449,520
Forrester Research, Inc.(b)	8,384	332,509
Forward Air Corp.	6,836	490,073
Franklin Electric Co., Inc.	5,623	390,349
Gibraltar Industries, Inc.(b)	6,976	625,259
Marten Transport Ltd.	32,012	507,390
Matson, Inc.	11,088	663,062
PGT Innovations, Inc.(b)	39,633	820,799
Proto Labs, Inc.(b)	5,355	1,134,189
Saia, Inc.(b)	6,271	1,108,399
Vicor Corp.(b)	13,057	1,129,953
		13,013,036
Information Technology-15.07%
8x8, Inc.(b)	20,068	707,397
Advanced Energy Industries, Inc.(b)	12,130	1,244,295
Agilysys, Inc.(b)	13,665	502,735
Alarm.com Holdings, Inc.(b)	19,550	1,816,586
Arlo Technologies, Inc.(b)	105,969	891,199
Badger Meter, Inc.	4,544	416,730
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
CEVA, Inc.(b)	14,881	$874,854
Cohu, Inc.	13,999	569,479
Diodes, Inc.(b)	9,143	647,142
Ebix, Inc.	21,261	1,107,060
EVERTEC, Inc.	11,371	394,574
ExlService Holdings, Inc.(b)	6,088	466,828
FormFactor, Inc.(b)	22,532	920,883
LivePerson, Inc.(b)	14,231	901,676
MicroStrategy, Inc., Class A(b)(c)	3,280	2,024,777
NIC, Inc.	12,023	323,659
OneSpan, Inc.(b)	16,410	382,681
Onto Innovation, Inc.(b)	13,979	755,565
Perficient, Inc.(b)	10,335	564,394
Power Integrations, Inc.	9,326	751,209
SPS Commerce, Inc.(b)	12,514	1,237,510
TTEC Holdings, Inc.	11,387	860,630
Ultra Clean Holdings, Inc.(b)	18,983	732,744
Viavi Solutions, Inc.(b)	25,786	398,394
Virtusa Corp.(b)	11,446	584,318
		20,077,319
Materials-1.86%
Cleveland-Cliffs, Inc.	45,442	697,080
Livent Corp.(b)(c)	42,945	782,458
Quaker Chemical Corp.	3,780	990,851
		2,470,389
Real Estate-4.93%
Community Healthcare Trust, Inc.	9,233	412,900
Essential Properties Realty Trust, Inc.	31,253	650,687
Innovative Industrial Properties, Inc.	10,990	2,056,449
Safehold, Inc.(c)	21,034	1,547,682
St. Joe Co. (The)	42,812	1,905,134
		6,572,852
Total Common Stocks & Other Equity Interests (Cost $105,435,381)		133,184,165
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $41,840)	41,840	$41,840
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $105,477,221)		133,226,005
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.66%
Invesco Private Government Fund, 0.01%(d)(e)(f)	6,617,536	6,617,536
Invesco Private Prime Fund, 0.11%(d)(e)(f)	10,241,947	10,246,044
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,863,355)		16,863,580
TOTAL INVESTMENTS IN SECURITIES-112.65% (Cost $122,340,576)		150,089,585
OTHER ASSETS LESS LIABILITIES-(12.65)%		(16,851,250)
NET ASSETS-100.00%		$133,238,335

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$585,534	$(543,694)	$-	$-	$41,840	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	486,350	(486,350)	-	-	-	9
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Growth ETF (RZG)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,849,089	$36,052,923	$(33,284,476)	$-	$-	$6,617,536	$1,027*
Invesco Private Prime Fund	-	25,111,392	(14,866,260)	225	687	10,246,044	2,311*
Total	$3,849,089	$62,236,199	$(49,180,780)	$225	$687	$16,905,420	$3,351

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Pure Value ETF (RZV)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-4.26%
AMC Networks, Inc., Class A(b)(c)	16,575	$819,136
Consolidated Communications Holdings, Inc.(b)	315,178	1,924,162
E.W. Scripps Co. (The), Class A	72,291	1,070,630
Gannett Co., Inc.(b)	136,209	610,216
Marcus Corp. (The)(c)	36,228	637,613
Scholastic Corp.	53,615	1,381,658
Spok Holdings, Inc.	74,274	825,927
		7,269,342
Consumer Discretionary-17.88%
Aaron’s Co., Inc. (The)(b)	117,726	1,994,278
Abercrombie & Fitch Co., Class A	42,095	971,132
Asbury Automotive Group, Inc.(b)	7,442	1,061,304
Barnes & Noble Education, Inc.(b)	172,008	1,007,967
Bed Bath & Beyond, Inc.(c)	53,096	1,875,882
Cato Corp. (The), Class A	154,204	1,753,300
Chico’s FAS, Inc.	347,125	767,146
Conn’s, Inc.(b)	145,604	2,290,351
Cooper Tire & Rubber Co.	15,013	551,728
Core-Mark Holding Co., Inc.	33,035	1,013,183
Ethan Allen Interiors, Inc.	24,313	575,002
Genesco, Inc.(b)	30,201	1,172,101
G-III Apparel Group Ltd.(b)	79,410	2,147,246
Group 1 Automotive, Inc.	11,223	1,544,509
M/I Homes, Inc.(b)	34,429	1,699,760
Michaels Cos., Inc. (The)(b)(c)	54,323	842,007
Motorcar Parts of America, Inc.(b)	25,374	574,214
ODP Corp. (The)	49,497	2,113,027
Sally Beauty Holdings, Inc.(b)	56,191	848,484
Shoe Carnival, Inc.	19,792	930,026
Signet Jewelers Ltd.	32,557	1,322,465
Sonic Automotive, Inc., Class A	19,298	789,867
Unifi, Inc.(b)	53,293	1,276,367
Vera Bradley, Inc.(b)	162,035	1,369,196
		30,490,542
Consumer Staples-5.02%
Andersons, Inc. (The)	80,690	1,855,870
Fresh Del Monte Produce, Inc.	76,302	1,867,110
Seneca Foods Corp., Class A(b)	47,030	1,704,837
SpartanNash Co.	103,776	1,921,932
Universal Corp.	26,589	1,219,637
		8,569,386
Energy-9.10%
Bristow Group, Inc.(b)	19,393	469,505
Callon Petroleum Co.(b)	38,923	538,694
CONSOL Energy, Inc.(b)	289,818	2,353,322
Exterran Corp.(b)	120,029	518,525
Green Plains, Inc.(b)	97,667	1,876,183
Helix Energy Solutions Group, Inc.(b)	315,908	1,301,541
Nabors Industries Ltd.(c)	7,993	570,860
Oil States International, Inc.(b)	106,638	597,173
PBF Energy, Inc., Class A	69,958	592,544
Penn Virginia Corp.(b)	43,940	441,158
ProPetro Holding Corp.(b)	190,626	1,523,102
QEP Resources, Inc.	782,613	2,230,447
SM Energy Co.	98,995	830,568
Talos Energy, Inc.(b)	108,363	916,751
US Silica Holdings, Inc.	93,241	758,982
		15,519,355
	Shares	Value
Financials-19.86%
Allegiance Bancshares, Inc.	16,317	$574,031
American Equity Investment Life Holding Co.	44,245	1,291,512
Ameris Bancorp	15,408	602,607
Apollo Commercial Real Estate Finance, Inc.	38,890	434,790
Assured Guaranty Ltd.	25,172	899,899
BankUnited, Inc.	14,692	509,078
Banner Corp.	12,976	573,928
Boston Private Financial Holdings, Inc.	107,771	1,313,728
Bridge Bancorp, Inc.	41,855	1,022,518
Central Pacific Financial Corp.	41,338	821,799
Customers Bancorp, Inc.(b)	54,731	1,216,123
Eagle Bancorp, Inc.	11,056	469,769
Employers Holdings, Inc.	32,720	997,960
Encore Capital Group, Inc.(b)	29,806	885,238
Enova International, Inc.(b)	35,893	811,182
EZCORP, Inc., Class A(b)	278,943	1,252,454
First Bancorp	76,139	692,865
First Bancorp/Southern Pines NC	11,470	390,668
First Commonwealth Financial Corp.	56,542	663,238
First Financial Bancorp	45,965	842,079
First Midwest Bancorp, Inc.	52,462	867,197
Hanmi Financial Corp.	80,748	1,115,937
HomeStreet, Inc.	13,824	503,194
Hope Bancorp, Inc.	75,870	848,227
Horace Mann Educators Corp.	17,595	689,196
Independent Bank Group, Inc.	6,630	407,215
Northfield Bancorp, Inc.	56,745	701,368
OFG Bancorp	32,686	561,545
Old National Bancorp	32,266	541,746
PennyMac Mortgage Investment Trust	37,138	640,630
Provident Financial Services, Inc.	43,751	810,269
Ready Capital Corp.	55,038	626,332
Renasant Corp.	18,028	638,191
S&T Bancorp, Inc.	22,634	574,904
Safety Insurance Group, Inc.	6,119	449,379
Simmons First National Corp., Class A	38,387	948,159
Stewart Information Services Corp.	27,711	1,285,236
Third Point Reinsurance Ltd. (Bermuda)(b)	103,904	959,034
United Fire Group, Inc.	39,085	1,076,401
United Insurance Holdings Corp.	203,159	1,032,048
Universal Insurance Holdings, Inc.	98,212	1,315,059
Veritex Holdings, Inc.	20,028	511,916
Waddell & Reed Financial, Inc., Class A	19,652	496,999
		33,865,648
Health Care-3.51%
Cross Country Healthcare, Inc.(b)	88,969	779,368
Invacare Corp.	144,975	1,356,966
Lannett Co., Inc.(b)	207,073	1,604,816
Magellan Health, Inc.(b)	18,073	1,698,501
Prestige Consumer Healthcare, Inc.(b)	13,657	546,280
		5,985,931
Industrials-18.48%
AAR Corp.	31,601	1,060,214
ABM Industries, Inc.	24,228	890,137
Aegion Corp.(b)	44,039	808,996
Apogee Enterprises, Inc.	36,770	1,290,627
ArcBest Corp.	31,756	1,471,891
Atlas Air Worldwide Holdings, Inc.(b)	21,850	1,132,267
Boise Cascade Co.	25,563	1,217,566
CoreCivic, Inc.	258,930	1,840,992
Deluxe Corp.	19,343	655,534
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
DXP Enterprises, Inc.(b)	53,418	$1,238,763
Encore Wire Corp.	10,362	598,405
GMS, Inc.(b)	34,916	1,012,215
Granite Construction, Inc.	52,787	1,563,023
Greenbrier Cos., Inc. (The)	54,574	1,974,487
Griffon Corp.	65,343	1,467,604
Hub Group, Inc., Class A(b)	14,720	774,714
Interface, Inc.	66,943	672,108
Kelly Services, Inc., Class A	73,272	1,430,269
Matrix Service Co.(b)	144,792	1,707,098
Matthews International Corp., Class A	17,785	542,976
NOW, Inc.(b)	74,172	614,886
Powell Industries, Inc.	46,306	1,327,593
Resideo Technologies, Inc.(b)	51,400	1,187,340
Resources Connection, Inc.	79,659	919,265
SEACOR Holdings, Inc.(b)	24,324	1,015,284
SkyWest, Inc.	19,190	748,218
TrueBlue, Inc.(b)	30,972	575,769
Veritiv Corp.(b)	97,084	1,778,579
		31,516,820
Information Technology-7.85%
Bel Fuse, Inc., Class B	112,393	1,638,690
Benchmark Electronics, Inc.	62,290	1,577,806
BM Technologies, Inc.(b)(d)	4,629	67,028
Comtech Telecommunications Corp.	53,285	1,137,102
Daktronics, Inc.	325,566	1,562,717
ePlus, Inc.(b)	4,778	401,543
Insight Enterprises, Inc.(b)	16,098	1,225,058
MTS Systems Corp.	8,744	511,874
NETGEAR, Inc.(b)	12,776	528,798
PC Connection, Inc.	21,023	1,032,019
Sanmina Corp.(b)	46,272	1,439,059
ScanSource, Inc.(b)	45,244	1,094,452
TTM Technologies, Inc.(b)	87,263	1,170,197
		13,386,343
Materials-10.04%
AdvanSix, Inc.(b)	66,351	1,414,603
Allegheny Technologies, Inc.(b)	39,001	663,407
Carpenter Technology Corp.	38,976	1,217,610
Clearwater Paper Corp.(b)	44,468	1,693,341
Glatfelter Corp.	24,665	386,007
Haynes International, Inc.	41,313	958,049
Koppers Holdings, Inc.(b)	43,472	1,446,748
Mercer International, Inc. (Germany)	123,992	1,401,110
Olympic Steel, Inc.	113,758	1,552,797
Rayonier Advanced Materials, Inc.(b)	182,688	1,264,201
	Shares	Value
Materials-(continued)
SunCoke Energy, Inc.	366,629	$1,807,481
TimkenSteel Corp.(b)	99,440	500,183
Tredegar Corp.	16,484	240,502
Trinseo S.A.	10,743	546,067
US Concrete, Inc.(b)	33,925	1,502,538
Warrior Met Coal, Inc.	22,654	521,495
		17,116,139
Real Estate-3.98%
Acadia Realty Trust	28,376	411,452
DiamondRock Hospitality Co.	44,159	362,104
Diversified Healthcare Trust	173,758	698,507
Franklin Street Properties Corp.	135,099	555,257
GEO Group, Inc. (The)(c)	145,299	1,298,973
Office Properties Income Trust	36,438	843,175
Realogy Holdings Corp.(b)	101,270	1,438,034
RPT Realty	84,065	777,601
Whitestone REIT	52,808	411,903
		6,797,006
Total Common Stocks & Other Equity Interests (Cost $162,694,121)		170,516,512
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $139,669)	139,669	139,669
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $162,833,790)		170,656,181
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.69%
Invesco Private Government Fund, 0.01%(e)(f)(g)	1,830,280	1,830,280
Invesco Private Prime Fund, 0.11%(e)(f)(g)	2,744,323	2,745,420
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,575,700)		4,575,700
TOTAL INVESTMENTS IN SECURITIES-102.75% (Cost $167,409,490)		175,231,881
OTHER ASSETS LESS LIABILITIES-(2.75)%		(4,683,059)
NET ASSETS-100.00%		$170,548,822

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Pure Value ETF (RZV)—(continued)
January 31, 2021
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,069,275	$(929,606)	$-	$-	$139,669	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,089	1,173,667	(1,177,756)	-	-	-	5
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,744,801	30,158,891	(37,073,412)	-	-	1,830,280	1,408*
Invesco Private Prime Fund	-	22,640,551	(19,895,841)	-	710	2,745,420	2,514*
Total	$8,748,890	$55,042,384	$(59,076,615)	$-	$710	$4,715,369	$3,934

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021, for each Fund (except for S&P 500® Pure Growth ETF and S&P 500® Top 50 ETF). As of January 31, 2021, all of the securities in S&P 500® Pure Growth ETF and S&P 500® Top 50 ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,218,671,964	$-	$-	$1,218,671,964
Money Market Funds	750,853	3,616,773	-	4,367,626
Total Investments	$1,219,422,817	$3,616,773	$-	$1,223,039,590
Invesco S&P Midcap 400® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$386,366,729	$-	$-	$386,366,729
Money Market Funds	-	2,088,247	-	2,088,247
Total Investments	$386,366,729	$2,088,247	$-	$388,454,976
Invesco S&P Midcap 400® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$79,707,407	$-	$-	$79,707,407
Money Market Funds	80,376	2,471,348	-	2,551,724
Total Investments	$79,787,783	$2,471,348	$-	$82,259,131
Invesco S&P SmallCap 600® Pure Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$133,184,165	$-	$-	$133,184,165
Money Market Funds	41,840	16,863,580	-	16,905,420
Total Investments	$133,226,005	$16,863,580	$-	$150,089,585
Invesco S&P SmallCap 600® Pure Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$170,449,484	$-	$67,028	$170,516,512
Money Market Funds	139,669	4,575,700	-	4,715,369
Total Investments	$170,589,153	$4,575,700	$67,028	$175,231,881

NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.